Tax - Effective tax rate reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Income Taxes [Line Items]
Profit before tax from continuing operations	£ 2,083	£ 1,754	£ 1,841
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19%	396	334	350
Adjustments in respect of prior years	(11)	(30)	(36)
Expenses not deductible for tax purposes	30	29	28
Non-taxable income	(9)	(18)	(36)
Adjustment in respect of foreign tax rates	42	18	56
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(12)	(17)	(8)
Other	6	(28)	(12)
Total tax charge from continuing operations	£ 442	£ 480	£ 339
Effective tax rate – continuing operations	21.20%	27.40%	18.40%
Before exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Profit before tax from continuing operations	£ 2,050	£ 2,346	£ 2,489
Exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Profit before tax from continuing operations	33	(592)	(648)
Total tax charge from continuing operations	26	47	(149)
UK
Disclosure Of Income Taxes [Line Items]
Deferred tax impact of change in UK tax rate	£ 0	£ 192	£ (3)